Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.10 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	22.25
Maximum Aggregate Offering Price	$ 11,125,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 967.88
Offering Note	1a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares as may hereafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments. 1b. The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of AMREP Corporation's common stock, par value $0.10 per share ("Common Stock"), covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of shares of Common Stock as reported on the New York Stock Exchange on September 25, 2026 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $22.25 per share of Common Stock.